Segment Reporting (Schedule Of Segment Operating Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011	Sep. 29, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 30, 2010	Sep. 30, 2010	Jul. 01, 2010	Apr. 01, 2010	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenue	$ 110.1	$ 114.6	$ 136.0	$ 114.0	$ 70.8	$ 118.1	$ 125.7	$ 99.1	$ 84.6	$ 189.2	$ 184.8	$ 435.4	$ 427.5	$ 380.7
Operating costs	35.7			36.0						69.9	63.8	131.8	126.7	120.4
Selling and marketing costs	15.5			14.9						30.0	29.5	59.8	57.9	50.2
Administrative and other costs	8.6			8.6						17.1	17.4	31.3	34.5	26.3
Depreciation and amortization	5.0			4.3						9.9	8.9	18.8	17.8	15.6
OPERATING INCOME	45.3	54.5	74.0	50.2	15.0	53.8	67.1	43.3	26.4	62.3	65.2	193.7	190.6	168.2
Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	101.3			98.6						167.6	157.7	386.1	379.4	335.1
Operating costs	24.2			20.7						44.7	36.3	80.0	74.3	72.7
Selling and marketing costs	13.9			12.2						25.8	23.8	49.2	46.5	40.6
Administrative and other costs	1.1			0.3						1.4	0.6	2.6	3.2	2.8
Depreciation and amortization												0	0	0
OPERATING INCOME	62.1			65.4						95.7	97.0	254.3	255.4	219.0
Fathom Events And Other [Member]
Segment Reporting Information [Line Items]
Revenue	8.8			15.4						21.6	27.1	49.2	48.0	45.5
Operating costs	6.5			10.7						15.5	18.3	34.1	32.4	29.1
Selling and marketing costs	1.0			2.0						2.8	4.1	7.9	8.1	8.6
Administrative and other costs	0.2			0.2						0.4	0.4	0.8	0.8	0.9
Depreciation and amortization												0	0	0
OPERATING INCOME	1.1			2.5						2.9	4.3	6.4	6.7	6.9
Network, Administrative And Unallocated Costs [Member]
Segment Reporting Information [Line Items]
Revenue												0.1	0.1	0.1
Operating costs	5.0			4.6						9.7	9.2	17.7	20.0	18.6
Selling and marketing costs	0.6			0.7						1.4	1.6	2.7	3.3	1.0
Administrative and other costs	7.3			8.1						15.3	16.4	27.9	30.5	22.6
Depreciation and amortization	5.0			4.3						9.9	8.9	18.8	17.8	15.6
OPERATING INCOME	$ (17.9)			$ (17.7)						$ (36.3)	$ (36.1)	$ (67.0)	$ (71.5)	$ (57.7)